Equity - Additional Information (Detail)			12 Months Ended
	May 25, 2017 TRY (₺) ₺ / shares	May 25, 2017 TRY (₺) $ / shares	Dec. 31, 2017 TRY (₺) Installment Vote ₺ / shares shares	Dec. 31, 2017 USD ($) Installment Vote shares	Dec. 31, 2016 TRY (₺) ₺ / shares shares	Dec. 31, 2016 TRY (₺) $ / shares shares	Dec. 31, 2015 TRY (₺)	Dec. 31, 2017 AZN (₼) shares	Sep. 30, 2017 TRY (₺)	Sep. 30, 2017 AZN (₼)	May 25, 2017 USD ($)	Mar. 31, 2017 TRY (₺)	Dec. 31, 2016 USD ($) shares	Jun. 30, 2016 TRY (₺)
Disclosure of classes of share capital [line items]
Share capital represents | shares			2,200,000,000		2,200,000,000	2,200,000,000		2,200,000,000					2,200,000,000
Share capital, issued and fully paid shares | shares			2,200,000,000		2,200,000,000	2,200,000,000		2,200,000,000					2,200,000,000
Share capital, par value | ₺ / shares			₺ 1
Number of votes at a meeting in person or by proxy | Vote			1	1
Number of shares pledged as security | shares			995,509	995,509	995,509
First level legal reserves as percentage of distributable income per statutory accounts each year			5.00%	5.00%
Ceiling on the first legal reserves as percentage of paid-up capital			20.00%	20.00%
Second legal reserves			10.00%	10.00%
Minimum obligatory dividend pay-out as percentage of paid-up capital			5.00%	5.00%
Ceiling on the second legal reserves as percentage of paid-up capital			50.00%	50.00%
Repurchase of treasury shares | shares					6,815,563
Purchase of treasury shares					₺ 65,607,000
Dividends paid			₺ 3,050,928,000		51,416,000		₺ 4,025,515,000
Turkcell [member]
Disclosure of classes of share capital [line items]
Dividend distribution proposed	₺ 3,000,000,000	₺ 3,000,000,000			₺ 1,200,000	₺ 1,200,000					$ 841,633,000		$ 340,987
Gross cash dividend proposed | (per share)	₺ 1.3636364	₺ 0.3825604			₺ 0.5454545	₺ 0.15
Net cash dividend proposed | (per share)					₺ 0.4636364	₺ 0.13
Dividends paid			₺ 3,000,000,000
Number of installments of dividend | Installment			3	3
Inteltek [member]
Disclosure of classes of share capital [line items]
Dividends paid | $				$ 28,402,000
Dividend payables												₺ 63,528,000		₺ 20,455,000
Inteltek [member] | Legal Reserve [Member]
Disclosure of classes of share capital [line items]
Dividend payables					₺ 11,585,000	₺ 11,585,000
Azerinteltek [member]
Disclosure of classes of share capital [line items]
Dividend payables			₺ 11,620					₼ 5,288	₺ 27,838,000	₼ 13,131,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Weighted average share price					8.92
Top of range [member]
Disclosure of classes of share capital [line items]
Weighted average share price					₺ 9.99